CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock -Series A	Preferred Stock - Series B	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2012	$ 2,127		$ 24,331	$ 18,242,109	$ (16,890,540)	$ 1,378,027
Beginning Balance, Shares at Dec. 31, 2012	2,126,574		24,330,013
Share Based Compensation				632,413		$ 632,413
Preferred Stock Dividend - Series A, Amount	$ 225			185,381	$ (185,606)
Preferred Stock Dividend - Series A, Shares	223,622
Fair value of common stock issued for consulting services, Amount			$ 60	45,490		$ 45,550
Fair value of common stock issued for consulting services, Shares			60,000
Common Stock issued for cash, net of offering costs of $68,276, Amount			$ 1,285	572,939		574,224
Common Stock issued for cash, net of offering costs of $68,276, Shares			1,285,000
Preferred Stock issued for cash, investments held for sale and conversion of bridge notes, net of offering costs of $81,534 and warrant liability, Amount		$ 5,726		2,121,932		$ 2,127,658
Preferred Stock issued for cash, investments held for sale and conversion of bridge notes, net of offering costs of $81,534 and warrant liability, Shares		5,725,821
Deemed dividend related to beneficial conversion feature on Series B issuance				1,368,272	$ (1,368,272)
Preferred Stock Dividend Accrued - Series B					(122,876)	$ (122,876)
Warrant modification and reclassification to derivative liability				$ (84,107)		(84,107)
Net Loss					(5,607,328)	(5,607,328)
Ending Balance, Amount at Dec. 31, 2013	$ 2,352	$ 5,726	$ 25,676	$ 23,084,429	(24,174,622)	(1,056,439)
Ending Balance, Shares at Dec. 31, 2013	2,350,196	5,725,821	25,675,013
Share Based Compensation				417,569		$ 417,569
Preferred Stock Dividend - Series A, Amount	$ 93		$ 34	94,446	(94,573)
Preferred Stock Dividend - Series A, Shares	93,257		34,339
Fair value of common stock issued for consulting services, Amount			$ 305	177,855		$ 178,160
Fair value of common stock issued for consulting services, Shares			304,888
Preferred Stock Dividend Accrued - Series B					(466,966)	(466,966)
Warrant modification and reclassification to derivative liability				(33,121)		(33,121)
Common Stock issued for cash, net of offering costs of $31,445, Amount			$ 470	202,585		$ 203,055
Common Stock issued for cash, net of offering costs of $31,445, Shares			470,000
Conversion of Series A Preferred to Common Stock, Amount	$ (1,494)		$ 2,480	(986)
Conversion of Series A Preferred to Common Stock, Shares	(1,493,976)		2,480,000
Conversion of Series B Preferred to Common Stock, Amount		$ (31)	$ 50	(19)
Conversion of Series B Preferred to Common Stock, Shares		(31,250)	50,000
Common Stock issued in lieu of accumulated dividend on Series B, Amount			$ 3	1,251		$ 1,254
Common Stock issued in lieu of accumulated dividend on Series B, Shares			2,507
Exercise of Warrants, Amount			$ 181	90,194		90,375
Exercise of Warrants, Shares			180,750
Net Loss					(4,130,522)	(4,130,522)
Ending Balance, Amount at Dec. 31, 2014	$ 951	$ 5,695	$ 29,199	$ 24,034,203	$ (28,866,683)	(4,796,635)
Ending Balance, Shares at Dec. 31, 2014	949,477	5,694,571	29,197,497
Net Loss						(1,897,228)
Ending Balance, Amount at Sep. 30, 2015						$ (6,911,005)